Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	May 03, 2016
Document Effective Date	May 03, 2016
Prospectus Date	May 01, 2016
WHV International Equity Fund | Class A
Prospectus:
Trading Symbol	WHVAX
WHV International Equity Fund | Class I
Prospectus:
Trading Symbol	WHVIX